CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 396,210	$ 624,163
Prepaid insurance - current	112,307	112,307
Prepaid expenses	833	3,669
Total current assets	509,350	740,139
Prepaid insurance - long term	9,359	37,435
Investments held in Trust Account	285,868,994	283,377,276
Total Assets	286,387,703	284,154,850
Current Liabilities
Accrued offering costs	75,000	75,000
Accrued expenses	1,312,305	759,869
Total current liabilities	1,387,305	834,869
Deferred underwriting fee	13,140,000	13,140,000
Total Liabilities	14,527,305	13,974,869
Commitments and Contingencies (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(14,009,286)	(13,197,985)
Total Shareholders' Deficit	(14,008,596)	(13,197,295)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	286,387,703	284,154,850
Class A ordinary shares
Shareholders' Deficit
Ordinary share, value	0	0
Class A ordinary shares subject to redemption
Current Liabilities
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	285,868,994	283,377,276
Class B ordinary shares
Shareholders' Deficit
Ordinary share, value	$ 690	$ 690